Stockholders’ Equity (Details Textual) - USD ($)			1 Months Ended	5 Months Ended
	Oct. 13, 2016	Aug. 11, 2016	Oct. 16, 2016	Dec. 31, 2016	Dec. 19, 2016	Nov. 04, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.20
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized				$ 82,816
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				2 years 9 months 18 days
Share-Based Compensation				$ 1,105,769
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Common Stock, Par Or Stated Value Per Share				$ 0.01
Common Stock, Shares Authorized				1,000,000
Common Stock, Shares, Issued				22,047,531
Common Stock, Shares, Outstanding				22,047,531
Stock Repurchase Program, Authorized Amount		$ 2,952
Accelerated Share Repurchases, Final Price Paid Per Share		$ 0.0002
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		7,966,070				4,094,708
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		beginning August 1, 2016 with one-third vesting on August 1, 2017 and the balance monthly over the remaining two years
Recapitalization, Number Of Shares Transfer To Escrow Account				4,094,708
Number Of Shares In Escrow Subject To Performance Condition				4,381,003
Common Stock Share Percentage Escrowed				35.00%
Percentage Of Escrow Shares To Be Released Subject To Performance Condition				72.50%
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				239,000
TheMaven Network, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, Acquisitions		12,209,677
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				2 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	62,041		245,434	12,209,677
Share-Based Compensation				$ 1,093,977
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options				$ 3,953,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				12,517,152
Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				350,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				5 years
Stock Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.95
Stock Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				1.09
Stock Warrants [Member] | Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.05
Recapitalization [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				May 15, 2019
Share Based Compensation Arrangement By Share Based Payment Award, Options, Shares Assumed For Recapitalization				175,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Shares Assumed For Recapitalization, Weighted Average Exercise Price				$ 0.17
Recapitalization [Member] | Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				Nov. 04, 2021
Share Based Compensation Arrangements By Share Based Payment Award, Equity Instruments Other Than Options, Shares Assumed Through Recapitalization				1,169,607
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				$ 994,000
Stock Incentive 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				Dec. 28, 2026
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					1,670,867
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				100,137
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 1.02
Share-Based Compensation				$ 5,542
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, New Issues	62,041
Directors Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Value, New Issues				$ 6,250
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock Issued During Period, Shares, New Issues	245,434